Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ (61,209)	$ (60,832)
(Loss)/Profit attributable to non-controlling interests	(3,042)	7,548
Income tax	25,079	46,979
Share of (profits)/losses of associates	2,248	(3,881)
Financial expense, net	221,911	304,637
Depreciation, amortization, and impairment charges	302,166	234,889
Total segment Adjusted EBITDA	(609,572)	(651,004)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	61,209	60,832
(Loss)/Profit attributable to non-controlling interests	(3,042)	7,548
Income tax	25,079	46,979
Share of (profits)/losses of associates	2,248	(3,881)
Financial expense, net	221,911	304,637
Depreciation, amortization, and impairment charges	302,166	234,889
Total segment Adjusted EBITDA	$ 609,572	$ 651,004